Document and Entity Information	Aug. 24, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001738827
Document Type	8-K
Document Period End Date	Aug. 24, 2026
Entity Registrant Name	KLX ENERGY SERVICES HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38609
Entity Tax Identification Number	36-4904146
Entity Address, Address Line One	3040 Post Oak Boulevard
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(832)
Local Phone Number	844-1015
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	KLXE
Security Exchange Name	NASDAQ
Subscription Rights To Purchase Shares Of Common Stock 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Subscription rights to purchase shares of common stock, $0.01 Par Value
Trading Symbol	KLXER
Security Exchange Name	NASDAQ